The UBS Funds	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

May 8, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information of the UBS U.S. Equity Alpha Fund series (the “Fund”) of The UBS Funds (the “Trust”) dated October 28, 2011, as follows:

1.           References to J.P. Morgan Investors Services Co. and the Multiple Services Agreement between the Trust and J.P. Morgan Chase Bank under the heading “Administrative, accounting and custody services” are deleted in their entirety and replaced with the following:

JPMorgan Chase Bank provides accounting, portfolio valuation and certain administrative services for the Fund under a Fund Services Agreement between the Trust and JPMorgan Chase Bank. JPMorgan Chase Bank is located at One Beacon Street, Boston, Massachusetts 02108.

Custody services. JPMorgan Chase Bank, located at One Beacon Street, Boston, Massachusetts 02108, provides custodian services for the securities and cash of the Fund. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

2.           The sentence referencing J.P. Morgan Investors Services Co. under the heading “Arrangements to disclose portfolio holdings to service providers and fiduciaries” is deleted in its entirety and replaced with the following:

JPMorgan Chase Bank, the Fund’s custodian, accounting agent and securities lending agent, receives portfolio holdings information daily on a real-time basis in connection with the custodian, fund accounting, valuation and derivatives collateral management services it provides to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-557

The UBS Funds	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

May 8, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information of the UBS U.S. Equity Opportunity Fund series (the “Fund”) of The UBS Funds (the “Trust”) dated December 30, 2011, as follows:

1.           The definition of “emerging market country” under the heading “Emerging markets investments” is deleted in its entirety and replaced with the following:

An emerging market country is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities.  The countries included in this definition will change over time.

2.           References to J.P. Morgan Investors Services Co. and the Multiple Services Agreement between the Trust and J.P. Morgan Chase Bank under the heading “Administrative, accounting and custody services” are deleted in their entirety and replaced with the following:

JPMorgan Chase Bank provides accounting, portfolio valuation and certain administrative services for the Fund under a Fund Services Agreement between the Trust and JPMorgan Chase Bank. JPMorgan Chase Bank is located at One Beacon Street, Boston, Massachusetts 02108.

Custody services. JPMorgan Chase Bank, located at One Beacon Street, Boston, Massachusetts 02108, provides custodian services for the securities and cash of the Fund. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

3.           The sentence referencing J.P. Morgan Investors Services Co. under the heading “Arrangements to disclose portfolio holdings to service providers and fiduciaries” is deleted in its entirety and replaced with the following:

JPMorgan Chase Bank, the Fund’s custodian, accounting agent and securities lending agent, receives portfolio holdings information daily on a real-time basis in connection with the custodian, fund accounting, valuation and derivatives collateral management services it provides to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-556

The UBS Funds	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

May 8, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information of the UBS Multi-Asset Income Fund series (the “Fund”) of The UBS Funds (the “Trust”) dated April 17, 2012, as follows:

1.           The definition of “emerging market country” under the heading “Risks of investing in emerging markets” is deleted in its entirety and replaced with the following:

An emerging market country is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities.  The countries included in this definition will change over time.

2.           References to J.P. Morgan Investors Services Co. and the Multiple Services Agreement between the Trust and J.P. Morgan Chase Bank under the heading “Administrative, accounting and custody services” are deleted in their entirety and replaced with the following:

JPMorgan Chase Bank provides accounting, portfolio valuation and certain administrative services for the Fund under a Fund Services Agreement between the Trust and JPMorgan Chase Bank. JPMorgan Chase Bank is located at One Beacon Street, Boston, Massachusetts 02108.

Custody services. JPMorgan Chase Bank, located at One Beacon Street, Boston, Massachusetts 02108, provides custodian services for the securities and cash of the Fund. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

3.           The sentence referencing J.P. Morgan Investors Services Co. under the heading “Arrangements to disclose portfolio holdings to service providers and fiduciaries” is deleted in its entirety and replaced with the following:

JPMorgan Chase Bank, the Fund’s custodian, accounting agent and securities lending agent, receives portfolio holdings information daily on a real-time basis in connection with the custodian, fund accounting, valuation and derivatives collateral management services it provides to the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-558